OTHER LIABILITIES - Lease and loan liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES
Debt obligations, beginning	$ 576	$ 508
Accretion	1,062	2,859
Additions	33	245
Repayments	(218)	(209)
Liability adjustment gain	(1)
Debt obligations, ending	417	576
Accretion expense - Debt obligations
OTHER LIABILITIES
Accretion	27	32
Loan Liabilities
OTHER LIABILITIES
Debt obligations, beginning	180	56
Additions	0	158
Repayments	(50)	(34)
Liability adjustment gain	0
Debt obligations, ending	130	180
Loan Liabilities | Accretion expense - Debt obligations
OTHER LIABILITIES
Accretion	0	0
Lease Liabilities
OTHER LIABILITIES
Debt obligations, beginning	396	452
Additions	33	87
Repayments	(168)	(175)
Liability adjustment gain	(1)
Debt obligations, ending	287	396
Lease Liabilities | Accretion expense - Debt obligations
OTHER LIABILITIES
Accretion	$ 27	$ 32